Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of intangible assets

	2024	2023
	US$	US$
Cost
Beginning of financial year	4,349,839	2,961,256
Additions - internal development	1,714,524	1,388,583

End of financial year	6,064,363	4,349,839

Accumulated amortisation
Beginning of financial year	1,968,374	1,115,344
Amortization	1,118,678	853,030
End of financial year	3,087,052	1,968,374

Net book value
End of financial year	2,977,311	2,381,465